Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 31,643,496	¥ 35,954,445
Available-for-sale debt securities, Gross unrealized gains	34,123	48,994
Available-for-sale debt securities, Gross unrealized losses	282,247	262,637
Available-for-sale debt securities, Fair value	31,395,372	35,740,802
Held-to-maturity debt securities, Amortized cost	24,843,962	21,520,081
Held-to-maturity debt securities, Gross unrealized gains	13,720	49,238
Held-to-maturity debt securities, Gross unrealized losses	300,168	183,163
Held-to-maturity debt securities, fair value	24,557,514	21,386,156
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	23,287,730	26,153,862
Available-for-sale debt securities, Gross unrealized gains	5,768	16,510
Available-for-sale debt securities, Gross unrealized losses	126,098	123,769
Available-for-sale debt securities, Fair value	23,167,400	26,046,603
Held-to-maturity debt securities, Amortized cost	15,191,741	13,860,457
Held-to-maturity debt securities, Gross unrealized gains	4,745	32,927
Held-to-maturity debt securities, Gross unrealized losses	97,603	19,789
Held-to-maturity debt securities, fair value	15,098,883	13,873,595
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,055,564	2,773,750
Available-for-sale debt securities, Gross unrealized gains	227	2,063
Available-for-sale debt securities, Gross unrealized losses	9,800	15,872
Available-for-sale debt securities, Fair value	1,045,991	2,759,941
Held-to-maturity debt securities, Amortized cost	1,999,182	1,144,825
Held-to-maturity debt securities, Gross unrealized gains	2,048	2,473
Held-to-maturity debt securities, Gross unrealized losses	16,328	7,808
Held-to-maturity debt securities, fair value	1,984,902	1,139,490
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	3,407,036	3,029,042
Available-for-sale debt securities, Gross unrealized gains	4,653	2,072
Available-for-sale debt securities, Gross unrealized losses	132,406	108,372
Available-for-sale debt securities, Fair value	3,279,283	2,922,742
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,015,312	1,051,347
Available-for-sale debt securities, Gross unrealized gains	10,550	9,791
Available-for-sale debt securities, Gross unrealized losses	4,271	2,977
Available-for-sale debt securities, Fair value	1,021,591	1,058,161
Held-to-maturity debt securities, Amortized cost	119,490	46,730
Held-to-maturity debt securities, Gross unrealized gains	93	213
Held-to-maturity debt securities, Gross unrealized losses	179	3
Held-to-maturity debt securities, fair value	119,404	46,940
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,229,615	1,110,126
Available-for-sale debt securities, Gross unrealized gains	255	569
Available-for-sale debt securities, Gross unrealized losses	345	441
Available-for-sale debt securities, Fair value	1,229,525	1,110,254
Held-to-maturity debt securities, Amortized cost	4,952,083	3,913,346
Held-to-maturity debt securities, Gross unrealized gains	3,153	13,606
Held-to-maturity debt securities, Gross unrealized losses	179,537	105,754
Held-to-maturity debt securities, fair value	4,775,699	3,821,198
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,239,772	1,418,563
Available-for-sale debt securities, Gross unrealized gains	9,251	16,116
Available-for-sale debt securities, Gross unrealized losses	1,877	4,364
Available-for-sale debt securities, Fair value	1,247,146	1,430,315
Held-to-maturity debt securities, Amortized cost	2,581,466	2,554,723
Held-to-maturity debt securities, Gross unrealized gains	3,681	19
Held-to-maturity debt securities, Gross unrealized losses	6,521	49,809
Held-to-maturity debt securities, fair value	2,578,626	2,504,933
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	408,467	417,755
Available-for-sale debt securities, Gross unrealized gains	3,419	1,873
Available-for-sale debt securities, Gross unrealized losses	7,450	6,842
Available-for-sale debt securities, Fair value	¥ 404,436	¥ 412,786